Deposits - Time Deposits by Year of Maturity (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Banking And Thrift [Abstract]
2017	$ 279,634
2018	64,762
2019	48,254
2020	7,680
2021	964
Thereafter	3,303
Total	$ 404,597